Short-Term Investment - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Short Term Investments [Line Items]
Changes in fair value of financial instruments	¥ 7,722,000	$ 1,120	¥ 12,605,000	¥ (12,717,000)
Held-to-maturity Debt Securities
Short Term Investments [Line Items]
Interest income from held to maturity debt securities	527,000	76	350,000	0
Trading Securities
Short Term Investments [Line Items]
Changes in fair value of financial instruments	¥ 1,363,000	$ 198	¥ 8,341,000	¥ 0